Summary of Significant Accounting Policies - Acquired Intangible Assets (Details)	9 Months Ended
Sep. 30, 2024 USD ($)
Finite-Lived Intangible Assets, Net [Abstract]
Intangible assets, gross	$ 12,100,000
Less: Accumulated amortization	(552,500)
Intangible assets, net	11,547,500
Amortization expense	552,500
Finite-Lived Intangible Assets, Net, Amortization Expense, Fiscal Year Maturity [Abstract]
2024	552,500
2025	2,210,000
2026	2,210,000
2027	2,210,000
2028	2,210,000
Thereafter	2,155,000
Intangible assets, net	11,547,500
Customer relationships
Finite-Lived Intangible Assets, Net [Abstract]
Intangible assets, gross	2,100,000
Developed technology
Finite-Lived Intangible Assets, Net [Abstract]
Intangible assets, gross	$ 10,000,000